Submission	Oct. 06, 2026
Submission [Line Items]
Central Index Key	0001795851
Registrant Name	Stewards, Inc.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A